INVESTMENTS (Details Narrative) (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013
Notes to Financial Statements
Fair market values of the investments	$ 195	$ 78
Net unrealized holding gains losses on available-for-sale securities	(38,845)	(38,962)
Unrealized gains(losses) for cash equivalents and investments	117	0
Realized gains or losses investments	0	1,678
Impairment of another investment		$ 103,800